GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning of year		$ 937,771	$ 937,771	$ 880,251
Goodwill	$ 57,500	62,978	0	57,520
Balance at end of year		$ 1,000,749	$ 937,771	$ 937,771